Finance Income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Finance Income

	2018	2017	2016
	RMB million	RMB million	RMB million
Interest income	110	111	96
Foreign exchange gains, net (note 13(b))	—	2,001	—

	110	2,112	96